Staff numbers and costs (Details) € in Millions	12 Months Ended
	Mar. 31, 2021 EUR (€) item	Mar. 31, 2020 EUR (€) item	Mar. 31, 2019 EUR (€) item
Staff numbers and costs
Flight and cabin crew | item	13,806	15,653	13,911
Sales, operations, management and administration | item	1,896	2,289	2,027
Total number of staff | item	15,702	17,942	15,938
Number of aviation professionals | item	15,016	17,268	16,840
Payroll costs
Staff and related costs	€ 438.4	€ 1,039.4	€ 929.2
Social welfare costs	25.0	47.5	38.5
Other pension costs	5.2	13.0	8.6
Share based payments	3.6	7.0	7.7
Total payroll costs	472.2	1,106.9	984.0
Costs associated with the defined-contribution benefit plans and other pension arrangements	€ 5.0	€ 13.0	€ 9.0